Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Summary of ESOP shares
Allocated shares	605	539
Shares committed to be released	8	8
Unearned shares	421	494
Total ESOP Shares	1,034	1,041
Common stock acquired by Employee Stock Ownership Plan ("ESOP")	$ (4,213)	$ (4,946)